Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Payments for Interest and Income Taxes	Payments for interest and income taxes were as follows:
	Years ended December 31,
	2025	2024
Income taxes	$201,776	$—